Unaudited Quarterly Data Parenthetical (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Income tax benefit	$ 125,420,000	$ (40,463,000)	$ 16,045,000
Decrease in valuation allowance	18,200,000
Merger transaction
Income Taxes
Income tax benefit	$ 124,300,000